Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000234653 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	99.60%
C000206278 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206278 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206278 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206278 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000206278 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206278 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000206278 | United States
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000206278 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206278 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206278 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206278 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206278 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206278 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206278 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000206278 | Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000246834 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000246834 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000246834 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000246834 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000246834 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000246834 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%